Average Annual Total Returns - Class I R Shares - Alger Mid Cap Growth Institutional Fund - IR	Class I Inception Date	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions and Sale of Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Shares 10 Years	Class R Inception Date	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Nov. 08, 2093	64.10%	20.88%	15.06%	58.57%	18.98%	14.15%	39.73%	16.38%	12.42%	Jan. 27, 2003	63.31%	20.26%	14.47%	35.59%	18.66%	15.04%